Earnings (Loss) Per Share (as restated) (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic and Diluted Earnings (Loss) Per Share
The following is a reconciliation of basic and diluted earnings (loss) per share from continuing operations for the three months ended March 31, 2021:

Three Months Ended
March 31, 2021
Numerator for earnings (loss) per share calculation:
Net income attributable to GCM Grosvenor Inc.	$2,547
Exercise of private warrants	(431)
Exercise of public warrants	(2,787)
Exchange of Partnership units	(9,479)
Net loss attributable to common stockholders, diluted	(10,150)

Denominator for earnings (loss) per share calculation:
Weighted-average shares, basic	42,084,366
Exercise of private warrants - incremental shares under the treasury stock method	307,858
Exercise of public warrants - incremental shares under the treasury stock method	2,244,583
Exchange of Partnership units	144,235,246
Weighted-average shares, diluted	188,872,053

Basic EPS
Net income attributable to common stockholders, basic	$2,547
Weighted-average shares, basic	42,084,366
Net income per share attributable to common stockholders, basic	$0.06

Diluted EPS
Net loss attributable to common stockholders, diluted	$(10,150)
Weighted-average shares, diluted	188,872,053
Net loss per share attributable to common stockholders, diluted	$(0.05)

The following is a reconciliation of basic and diluted earnings (loss) per share from continuing operations for the period November 17, 2020 through December 31, 2020:

November 17, 2020 through December 31, 2020 (As Restated)
Numerator for earnings (loss) per share calculation:
Net income attributable to GCM Grosvenor Inc.	$4,049
Exchange of Partnership units	(111,042)
Net loss attributable to common stockholders, diluted	(106,993)

Denominator for earnings (loss) per share calculation:
Weighted-average shares, basic	39,984,515
Exchange of Partnership units	144,235,246
Weighted-average shares, diluted	184,219,761

Basic EPS
Net income attributable to common stockholders, basic	$4,049
Weighted-average shares, basic	39,984,515
Net income per share attributable to common stockholders, basic	$0.10

Diluted EPS
Net loss attributable to common stockholders, diluted	$(106,993)
Weighted-average shares, diluted	184,219,761
Net loss per share attributable to common stockholders, diluted	$(0.58)

Schedule of Outstanding Potentially Dilutive Securities Excluded from Calculation of Diluted Earnings (Loss) Per Share
The following outstanding potentially dilutive securities were excluded from the calculation of diluted earnings (loss) per share attributable to common stockholders because their impact would have been antidilutive for the period presented:

As of March 31, 2021
Unvested restricted stock units	2,806,690

The following outstanding potentially dilutive securities were excluded from the calculation of diluted earnings (loss) per share attributable to common stockholders because their impact would have been antidilutive for the period presented:

As of December 31, 2020
Warrants	22,973,567